Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Balances and Transactions
Related Party Balances and Transactions

13. Related Party Balances and Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
E-House Enterprise

Mr. Xin Zhou, executive chairman of Leju, is E-House Enterprise’s chairman. E-House Enterprise was a subsidiary of E-House before it became a listed company in Hong Kong in July, 2018. Leju became a subsidiary of E-House Enterprise as of November 4, 2020.

E-House

Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings was the largest shareholder from December 31, 2016 to November 4, 2020. Mr. Xin Zhou, executive chairman of Leju, is E-House’s ultimate controller. (Note 1).

SINA	A shareholder with significant influence
Tencent Holdings Ltd. or certain of its affiliates (“Tencent”)	A shareholder with significant influence
Alibaba Investment Ltd. or certain of its affiliates (“Alibaba”)	A shareholder with significant influence on TM Home, the Company’s controlling shareholder, since November 4, 2021. (Note 1)
Shanghai Yicang Enterprise Management Ltd. (“Yicang”)	Mr. Xin Zhou, executive chairman of Leju, is Yicang’s chairman and ultimate controller by April 2019. Yicang was disposed of in April, 2019.
Shanghai Tianji Network Services Ltd. (“Tianji Network”) (formerly known as Shanghai Yunchuang Information & Technology Ltd.)	Mr. Xin Zhou, executive chairman of Leju, is Tianji Network’s ultimate controller by May 2021. Tianji Network became a subsidiary of E-House Enterprise since May 2021.
Yunnan Huixiangju Information & Consultant Ltd. (“Huixiangju”)	One of the Group’s investment affiliates and the Group owns 51% equity interest and has significant influence
Suzhou Qianyisheng Information & Consultant Ltd. (“Qianyisheng”)	One of the Group’s investment affiliates and the Group owns 19% equity interest and has significant influence
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. (“QuanZhuYi”)	One of the Group’s investment affiliates and the Group owns 13.5% equity interest and has significant influence
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju

Subsequent to Leju’s IPO, E-House began charging the Group corporate service fees pursuant to agreements entered into in March 2014 in connection with Leju’s IPO. Under these service arrangements, E-House provides various corporate support services to the Group, including general finance and accounting, human resource management, administrative, internal control and internal audit, operational management, legal and information technology. The termination provisions in the arrangements were amended on November 4, 2020 and E-House continues to provide such services under the amended services arrangements. E-House charges the Group a fee based on an estimate of the actual cost incurred to provide such services, which amounted to $1,772,642, $1,910,204 and $1,352,382 for the years ended December 31, 2019, 2020 and 2021, respectively.

During the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows:

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Corporate service provided by E-House under service agreements	1,772,642	1,910,204	1,352,382
Online advertising resources fee recognized as cost of revenues purchased from SINA	18,281,406	29,322,241	10,078,875
Online advertising resources fee recognized as cost of revenues purchased from Tencent	21,441,779	17,790,501	18,671,019
Services purchased from/rental cost paid to E-House	1,478,163	764,952	886,866
Services purchased from E-House Enterprise	7,427,364	21,429,920	20,557,777
Services purchased from Alibaba (Note A)	*	*	875,072
Services purchased from Jupai	132,586	34,160	—
Services purchased from Tianji Network (Note B)	1,090,583	493,176	69,762
Services purchased from Yicang (Note C)	17,767	—	—
Total services purchased from related parties	51,642,290	71,745,154	52,491,753
Online advertising services provided to E-House	23,168	—	484,185
Services provided to E-House Enterprise	1,391,448	1,392,190	36,334
Services provided to Investing affiliates	1,319,805	2,393,204	548,075
Total online advertising services provided to related parties	2,734,421	3,785,394	1,068,594
Fee paid to Tencent for advertising resources on behalf of customers (Note D)	9,247,005	43,083,548	2,502,309

Note A: Alibaba became the Company’s related party since 2021.

Note B: The amount represents services purchased from Tianji Network from January to May, 2021 while the amount for the services purchased for the remaining period was included in the amount of E-House Enterprise.

Note C: Yicang was a related party before it was disposed of in April, 2019. The transactions with Yicang in 2019 represent the services purchased from Yicang from January to April, 2019.

Note D: The Group has determined that it acts as an agent for those arrangements as the Group only earns agreed rebates from certain media outlets and recognizes such rebates as revenue on a net basis. Media outlets grant the Group rebates in the form of prepayments for the media outlets’ services or cash, mainly based on the gross spending of the advertisers. For performance obligations for which it acts as the agent, revenue is recorded net of the costs for advertising placements from suppliers, equal to the amount retained for its fee or commission. Fees paid to Tencent for advertising resources on behalf of customers represent costs paid to Tencent for such arrangements.

The transactions are measured at the amount of consideration established and agreed to by the related parties.

As of December 31, 2020 and 2021, amounts due from related parties were comprised of the following:

	As of December 31,
	2020	2021
	$	$
Investing affiliates (1)	692	708
Tencent (2)	9,078,854	3,581,609
Alibaba(3)	*	332,243
Allowance for current expected credit losses	(3,188)	(1,175)
Total	9,076,358	3,913,385

As of December 31, 2020 and 2021, amounts due to related parties were comprised of the following:

	As of December 31,
	2020	2021
	$	$
E-House (4)	129,566	2,201,127
SINA (5)	3,238,329	1,479,957
Tianji Network (6)	1,499,447	*
E-House Enterprise (7)	2,238,543	3,950,839
Total	7,105,885	7,631,923
(1)	The amounts due from affiliates as of December 31, 2020 and 2021 represent the expense paid on behalf of Qianyisheng.
(2)	The amounts due from Tencent as of December 31, 2020 and 2021 represent prepaid fees for online advertising resources.
(3)	The amounts due from Alibaba as of December 31 2021 represent prepaid fees for online advertising resources and technical service.
(4)	The amounts due to E-House as of December 31, 2020 and 2021 were primarily for the payable for corporate service fees charged by E-House.
(5)	The amounts due to SINA as of December 31, 2020 and 2021 represents payable for online advertising resources fee.
(6)	The amounts due to Tianji Network as of December 31, 2020 represent payable for technical service fees. The balance of Tianji Network was included in the balance of E-house Enterprise as of December 31, 2021.
(7)	The amounts due to E-House Enterprise as of December 31, 2020 and 2021 represent net results for receivable for online advertising revenue from E-House Enterprise and payable for marketing service fees charged by E-House Enterprise.

The roll forward of the payable to/ (receivable from) E-House for the years ended December 31, 2019, 2020 and 2021 is as follows:

		Year Ended December 31,
		2019	2020	2021
		$	$	$
Balance at January 1		(894,222)	(555,652)	129,566
Corporate service provided by E-House under services agreements	(A)	1,772,642	1,910,204	1,352,382
Service provided to E-House	(A)	(23,168)	—	(484,185)
Service purchased from/rental cost paid to E-House	(A)	1,478,163	764,952	886,866
Net received/(payment)	(B)	(2,889,067)	(1,989,938)	316,498
Balance at December 31		(555,652)	129,566	2,201,127

	As of December 31,
	2020	2021
	$	$
Net results for service fee (B)	129,566	2,201,127
Amounts due to E-House	129,566	2,201,127
(A)	Represents the services provided by or to E-House.
(B)	Represents net cash flow for activities between the Company and E-House.

The roll forward of the payable to / (receivable from) E-House Enterprise for the years ended December 31, 2020 and 2021 are as follows:

		Year Ended December 31,
		2020	2021
		$	$
Balance at January 1		(906,009)	2,238,543
Service provided to E-House Enterprise	(C)	(1,392,190)	(36,334)
Service purchased from E-House Enterprise	(C)	21,429,920	20,557,777
Net payment	(D)	(16,893,178)	(18,809,147)
Balance at December 31		2,238,543	3,950,839
(C)	Represents services provided by or to E-House Enterprise.
(D)	Represents net cash flow for the activities between the Company and E-House Enterprise.